The Union Central Life Insurance Company
                             ("Union Central Life")

                                Carillon Account
                             Carillon Life Account
                             ("Separate Accounts")

                                 Supplement to:
                             Excel Performance VUL
                          Prospectus Dated May 1, 2010

                          VA I and VA II SA and VA II
                      Prospectuses Dated December 31, 2009

                               Excel Accumulator
                          Prospectus Dated May 1, 2008

                     Excel Choice and Excel Executive Edge
                      Prospectuses Dated November 5, 2007

                    and Statements of Additional Information

                          Supplement Dated May 2, 2012

On May 2, 2012, the members of UNIFI(R) Mutual Holding Company ("UNIFI(R)") approved an amendment to change the company's name to "Ameritas Mutual Holding Company." Therefore, all references to UNIFI(R) Mutual Holding Company in your prospectus, supplements, and Statement of Additional Information are changed to Ameritas Mutual Holding Company. The short cite for the new company name is "Ameritas;" therefore, all references to UNIFI(R) are changed to Ameritas.

All other provisions of your Policy remain as stated in your Policy, prospectus, supplements, and Statement of Additional Information.


       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-319-6902.